Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible assets
Schedule of intangible assets
	Goodwill	Information systems and software	Concession rights, trademarks and others	Total
Cost	8,962	32,551	137,107	178,620
Accumulated amortization	-	(27,726)	(15,936)	(43,662)
Net book amount at June 30, 2024	8,962	4,825	121,171	134,958
Additions	1	4,249	1,063	5,313
Disposals	(16)	(3)	-	(19)
Transfers	-	3,267	(100,710)	(97,443)
Currency translation adjustment	(59)	(96)	-	(155)
Amortization charges (i)	-	(3,898)	(696)	(4,594)
Balance as of June 30, 2025	8,888	8,344	20,828	38,060
Cost	8,888	39,968	37,460	86,316
Accumulated amortization	-	(31,624)	(16,632)	(48,256)
Net book amount at June 30, 2025	8,888	8,344	20,828	38,060
Additions	-	3,324	1	3,325
Disposals	-	(1)	-	(1)
Incorporation by business combination (ii)	4,179	-	339	4,518
Transfers	-	469	-	469
Currency translation adjustment	(28)	(73)	-	(101)
Amortization charges (i)	-	(3,720)	(1,107)	(4,827)
Balance as of June 30, 2026	13,039	8,343	20,061	41,443
Cost	13,039	43,687	37,800	94,526
Accumulated amortization	-	(35,344)	(17,739)	(53,083)
Net book amount at June 30, 2026	13,039	8,343	20,061	41,443